Geographic and Segment Information - (Reconciliation to Consolidated Income Statements) (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Total Adjusted EBITDA										$ 573	$ 876	$ 984
Interest expense, net										(132)	0	0
Depreciation and amortization										(267)	(257)	(261)
Non-operating pension and other post-retirement employee benefit costs										3	(22)	(114)
Exchange gains (losses)	[1]									19	(66)	(31)
Asset impairments										(73)	0	0
Restructuring charges										(285)	(21)	(2)
Transaction, legal and other charges										(17)	0	0
(Loss) gain on sale of assets and businesses	[2]									(9)	40	0
(Loss) income before income taxes		$ (121)	$ (107)	$ (18)	$ 58	$ 120	$ 143	$ 155	$ 132	(188)	550	576
(Benefit from) provision for income taxes										(98)	149	152
Net (loss) income		$ (86)	$ (29)	$ (18)	$ 43	$ 79	$ 108	$ 116	$ 98	$ (90)	$ 401	$ 424

[1]	Chemours uses foreign currency forward contracts to offset its net exposure, by currency, related to its non-functional currency-denominated monetary assets and liabilities. See Note 20 for further information. The pre-tax exchange gains are recorded in other income, net and the related tax impact is recorded in provision for income taxes in the Consolidated Statements of Operations. The $19 net exchange gain for the year ended December 31, 2015 includes a gain on derivatives of $42, partially offset by a $23 pre-tax exchange loss on non-functional monetary assets and liabilities as a result of the strengthening of the U.S. dollar against the Mexican peso, Euro, Thai baht, Chinese yuan and other currencies. Exchange losses in 2014 and 2013, respectively, were primarily driven by the strengthening of the U.S. Dollar versus the Swiss franc and the Euro in 2014, and a strengthening of the U.S. dollar versus the Venezuelan bolivar and the Brazilian real in 2013.
[2]	In 2015, the Company sold its subsidiary in Sweden for proceeds of $4 that resulted in a loss on sale of $9 in the Fluoroproducts segment. In 2014, the gain of $40 includes gains on sales of businesses of $30 and $4 in the Fluoroproducts and Titanium Technologies segments, respectively. The remaining $6 related to gain on other sale of assets in the Fluoroproducts segment.